UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

898 N. Broadway, Suite 2
Massapequa, New York 11758
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

898 N. Broadway, Suite 2

Massapequa, New York 11758
(Name and address of agent for service)

(844) 986-7676

Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: November 30, 2020

Item 1. Reports to Stockholders.

Aware Ultra-Short Duration Enhanced Income ETF
Ticker: AWTM

ANNUAL REPORT

November 30, 2020

Beginning on February 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (the “SEC”), paper copies of the Aware Ultra-Short Duration Enhanced Income ETF (the “Fund”) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Aware Ultra-Short Duration Enhanced Income ETF

TABLE OF CONTENTS

A Message to our Shareholders	1
Performance Summary	2
Portfolio Allocation	3
Schedule of Investments	4
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	12
Report of Independent Registered Public Accounting Firm	20
Expense Example	21
Statement Regarding Liquidity Risk Management Program	22
Trustees and Executive Officers	23
Additional Information	26

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

Aware Ultra-Short Duration Enhanced Income ETF

The Aware Ultra-Short Duration Enhanced Income ETF (“AWTM” or the “Fund”) is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective, under normal circumstances, by investing in U.S.-dollar denominated investment-grade fixed- and floating-rate bonds, and debt securities with an overall effective duration of less than one year. The Fund is actively managed and does not seek to replicate the performance of a specified index. AWTM seeks to maximize current income targeting a yield of 0.75% to 1.00% over the yield of the most recently issued 3-month U.S. Treasury bill while maintaining a portfolio consistent with the preservation of capital and daily liquidity designed to meet the requirements of the relevant standard-setting and regulatory support organization applicable to U.S. insurance companies for treatment equivalent to that of investment grade securities held by a U.S. insurance company, while striving to achieve the status denoting the most favorable numerical group of credit quality categories for such investments held by U.S. insurance companies.

The information presented in this report relates to the annual performance for the fiscal year ended November 30, 2020.

Performance Overview:

For the fiscal year ended November 30, 2020, AWTM produced a total NAV return of 0.49% and market return of 0.48%, compared with the 0.80% return posted by our benchmark, the ICE BofA Merrill Lynch U.S. 3-Month U.S. Treasury Bill Index, a measure of short-term (nearly risk free) U.S. Treasury bill securities.

Fiscal year performance was primarily driven by significant weights to corporate and securitized investments. Corporate bonds contributed 2.45% to overall portfolio returns while securitized bonds contributed -2.17%. Within the corporate space, we benefited from strong security selection, especially within the bank and utility industries. In the securitized investments, which include mortgage- and asset-backed securities, the Fund’s performance was dragged down by weak returns in home equity loans and single-family mortgage homes.

Important Information:

As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The market price normally should approximate the Fund’s net asset value per share (NAV), but the market price sometimes may be higher or lower than the NAV. The Fund is new with a limited operating history. There are a limited number of financial institutions authorized to buy and sell shares directly with the Fund; and there may be a limited number of other liquidity providers in the marketplace. There is no assurance that Fund shares will trade at any volume, or at all, on any stock exchange. Low trading activity may result in shares trading at a material discount to NAV.

Toroso Investments, LLC is the Investment Advisor of the Fund and Aware Asset Management, Inc. is the Investment Sub-Advisor and is responsible for day-to-day operations of the Fund. Since the Fund is actively managed it does not seek to replicate the performance of a specified index. The Fund therefore may have higher portfolio turnover and trading costs than index-based funds. The Fund may invest in other funds, and in so doing will incur the expenses and risks of those funds.

There is no guarantee that the fund will meet its income target.

The Fund is not a money market fund and does not seek to maintain a stable NAV of $1.00 per share. An investment in the fund involves risk, including possible loss of principal. There is no guarantee that the Fund will achieve or maintain a status or credit quality equivalent to “investment grade.”

The fund is subject to the same risks as the underlying bonds in the portfolio such as credit, prepayment, call and interest rate risk. As interest rates rise, the value of bond prices will decline.

Shares of the Fund are distributed by Foreside Fund Services, LLC.

1

Aware Ultra-Short Duration Enhanced Income ETF

Performance Summary (Unaudited)

Total Returns for the periods ended November 30, 2020:	1 Year	Since Inception (01/28/2019)	Ending Value (11/30/2020)
Aware Ultra-Short Duration Enhanced Income ETF - NAV	0.49%	2.01%	$ 10,373
Aware Ultra-Short Duration Enhanced Income ETF - Market	0.48%	2.01%	10,372
ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.80%	1.49%	10,276

This chart illustrates the performance of a hypothetical $10,000 investment made on January 28, 2019 (commencement of operations), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (866) 539-9530. The Fund’s expense ratio is 0.23%.

Market returns are based on the bid/ask midpoint at 4:00 pm Eastern time, when the NAV typically is calculated. Market performance does not represent the returns you would receive if you traded shares at other times. A fund’s NAV is the sum of all its assets less any liabilities, divided by the number of shares outstanding. The market price is the most recent price at which the fund was traded.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indexes are unmanaged.

2

Aware Ultra-Short Duration Enhanced Income ETF

Portfolio Allocation at November 30, 2020 (Unaudited)

Sector/Security Type	% of Net Assets
Financials	28.9%
Asset Backed Securities	18.8
Cash & Cash Equivalents (1)	13.1
Consumer (Cyclical)	8.9
Collateralized Loan Obligations	7.7
Consumer (Non-Cyclical)	7.1
Energy	4.1
Industrials	3.3
Utilities	2.2
Federal Agency Obligation	2.2
Technology	2.0
Collateralized Mortgage Obligations	0.8
Basic Materials	0.6
Communications	0.3
Total	100.0%

(1)	Represents cash, money market funds, and other assets in excess of liabilities.

3

Aware Ultra-Short Duration Enhanced Income ETF

Schedule of Investments at November 30, 2020

Principal Amount		Value
ASSET BACKED SECURITIES: 18.8%

	Home Partners of America Trust, Series 2018-1, Class A
$4,572,852	1.037% (1 Month LIBOR USD + 0.900%), 7/17/37 (1)	$4,596,383
	Invitation Homes Trust, Series 2017-SFR2, Class B
9,425,000	1.286% (1 Month LIBOR USD + 1.150%), 12/17/36 (1)	9,430,125
	Invitation Homes Trust, Series 2018-SFR1, Class C
8,000,000	1.386% (1 Month LIBOR USD + 1.250%), 3/17/37 (1)	8,055,168
	Invitation Homes Trust, Series 2018-SFR2, Class B
7,715,000	1.221% (1 Month LIBOR USD + 1.080%), 6/17/37 (1)	7,745,047
	Invitation Homes Trust, Series 2018-SFR3, Class B
7,660,000	1.286% (1 Month LIBOR USD + 1.150%), 7/17/37 (1)	7,667,807
	Invitation Homes Trust, Series 2018-SFR4, Class B
5,000,000	1.386% (1 Month LIBOR USD + 1.250%), 1/17/38 (1)	5,016,990
TOTAL ASSET BACKED SECURITIES
(Cost $41,949,637)		42,511,520

COLLATERALIZED LOAN OBLIGATIONS: 7.7%

	Anchorage Capital CLO Ltd., Series 2016-9A, Class BR
4,500,000	2.187% (3 Month LIBOR USD + 1.950%), 7/15/32 (1)	4,502,203
	Oaktree EIF III Series II Ltd., Series 2017-IIIA, Class A2
1,345,000	1.668% (3 Month LIBOR USD + 1.450%), 7/17/29 (1)	1,332,331
	OCP CLO Ltd., Series 2015-8A, Class BR
8,620,000	2.068% (3 Month LIBOR USD + 1.850%), 4/17/27 (1)	8,548,064
	Saranac CLO Ltd., Series 2020-8A, Class AN
3,000,000	1.574% (3 Month LIBOR USD + 1.350%), 2/20/33 (1)	2,999,348
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $17,277,600)		17,381,946

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.8%

	JPMorgan Mortgage Trust, Series 2018-1A, Class A
$1,777,889	1.718% (3 Month LIBOR USD + 1.500%), 7/20/30 (1)	$1,770,318
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $1,771,666)		1,770,318

CORPORATE BONDS: 57.4%

Aerospace & Defense: 0.2%
	L3Harris Technologies, Inc.
500,000	4.950%, 2/15/21	500,825

Agriculture: 1.3%
	Bunge Ltd. Finance Corp.
2,882,000	3.000%, 9/25/22	2,991,632

Auto Manufacturers: 8.5%
	Ford Motor Credit Co., LLC
1,000,000	3.200%, 1/15/21	1,002,975
900,000	1.104% (3 Month LIBOR USD + 0.880%), 10/12/21 (1)	885,204
	General Motors Financial Co., Inc.
2,150,000	1.779% (3 Month LIBOR USD + 1.550%), 1/14/22 (1)	2,166,270
5,450,000	1.530% (3 Month LIBOR USD + 1.310%), 6/30/22 (1)	5,483,091
2,068,000	1.224% (3 Month LIBOR USD + 0.990%), 1/5/23 (1)	2,060,127
	Harley-Davidson Financial Services, Inc.
130,000	2.850%, 1/15/21	130,228
5,000,000	3.550%, 5/21/21	5,067,007
	Nissan Motor Acceptance Corp.
1,440,000	0.923% (3 Month LIBOR USD + 0.690%), 9/28/22 (1)	1,415,463
	Volkswagen Group of America Finance, LLC
1,000,000	1.154% (3 Month LIBOR USD + 0.940%), 11/12/21 (1)	1,006,952
		19,217,317
Banks: 26.7%
	Barclays PLC
5,250,000	3.200%, 8/10/21	5,348,181
2,180,000	1.601% (3 Month LIBOR USD + 1.380%), 5/16/24 (1)	2,205,783

The accompanying notes are an integral part of these financial statements.

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Aware Ultra-Short Duration Enhanced Income ETF

SCHEDULE OF INVESTMENTS at November 30, 2020 (Continued)

Principal Amount		Value
CORPORATE BONDS: 57.4% (Continued)

Banks: 26.7% (Continued)
	Citigroup, Inc.
$1,065,000	1.600% (3 Month LIBOR USD + 1.380%), 3/30/21 (1)	$1,069,717
565,000	1.318% (3 Month LIBOR USD + 1.070%), 12/8/21 (1)	569,943
4,000,000	4.050%, 7/30/22	4,236,323
4,900,000	0.951% (SOFR + 0.870%), 11/4/22 (1)	4,924,251
5,000,000	1.322% (3 Month LIBOR USD + 1.100%), 5/17/24 (1)	5,071,160
	Citizens Financial Group, Inc.
1,800,000	4.150%, 9/28/22	1,901,732
	Cooperatieve Rabobank UA
2,500,000	3.950%, 11/9/22	2,661,326
	The Goldman Sachs Group, Inc.
1,526,000	1.977% (3 Month LIBOR USD + 1.770%), 2/25/21 (1)	1,532,187
3,579,000	1.824% (3 Month LIBOR USD + 1.600%), 11/29/23 (1)	3,700,678
	ING Groep NV
400,000	3.150%, 3/29/22	414,274
	JPMorgan Chase & Co.
2,050,000	3.684% (3 Month LIBOR USD + 3.470%), 1/30/21 (1)(3)	2,045,339
3,791,000	4.014% (3 Month LIBOR USD + 3.800%), 2/1/21 (1)(3)	3,813,613
1,000,000	1.266% (3 Month LIBOR USD + 1.050%), 5/3/23 (1)	1,006,335
	Lloyds Banking Group PLC
1,335,000	1.027% (3 Month LIBOR USD + 0.800%), 6/21/21 (1)	1,340,218
600,000	3.100%, 7/6/21	609,880
	Mitsubishi UFJ Financial Group, Inc.
377,000	1.309% (3 Month LIBOR USD + 1.060%), 9/13/21 (1)	379,816
	Mizuho Financial Group, Inc.
2,900,000	1.389% (3 Month LIBOR USD + 1.140%), 9/13/21 (1)	2,923,828
2,174,000	1.164% (3 Month LIBOR USD + 0.940%), 2/28/22 (1)	2,193,716
1,710,000	1.130% (3 Month LIBOR USD + 0.880%), 9/11/22 (1)	1,727,148
	NatWest Markets PLC
840,000	6.125%, 1/11/21	845,178
640,000	1.618% (3 Month LIBOR USD + 1.400%), 9/29/22 (1)	646,696
	Sumitomo Mitsui Banking Corp.
330,000	4.850%, 3/1/22	345,250

Principal Amount		Value
Banks: 26.7% (Continued)
	Sumitomo Mitsui Financial Group, Inc.
$2,582,000	1.358% (3 Month LIBOR USD + 1.140%), 10/19/21 (1)	$2,605,583
	Truist Financial Corp.
550,000	2.900%, 3/3/21	552,503
	UBS Group AG
740,000	1.433% (3 Month LIBOR USD + 1.220%), 5/23/23 (1)	749,094
	Wells Fargo & Co.
800,000	2.100%, 7/26/21	809,326
3,000,000	1.444% (3 Month LIBOR USD + 1.230%), 10/31/23 (1)	3,047,949
	Wells Fargo Bank N.A.
1,150,000	2.082% (3 Month LIBOR USD + 0.650%), 9/9/22 (1)(2)	1,165,152
		60,442,179
Biotechnology: 0.3%
	Gilead Sciences, Inc.
745,000	4.500%, 4/1/21	747,441

Chemicals: 0.3%
	Celanese US Holdings, LLC
400,000	5.875%, 6/15/21	410,734
	Monsanto Co.
204,000	2.750%, 7/15/21	206,240
		616,974
Computers: 1.5%
	Dell International LLC / EMC Corp.
3,000,000	5.450%, 6/15/23	3,313,015

Diversified Financial Services: 0.2%
	Mitsubishi UFJ Lease & Finance Co. Ltd.
500,000	2.250%, 9/7/21	506,153

Electric: 2.2%
	Edison International
5,000,000	2.400%, 9/15/22	5,089,692

Environmental Control: 0.2%
	Waste Management, Inc.
500,000	4.600%, 3/1/21	500,059

Insurance: 2.0%
	AEGON Funding Co., LLC
1,720,000	5.750%, 12/15/20	1,723,314

The accompanying notes are an integral part of these financial statements.

5

Aware Ultra-Short Duration Enhanced Income ETF

SCHEDULE OF INVESTMENTS at November 30, 2020 (Continued)

Principal Amount		Value
CORPORATE BONDS: 57.4% (Continued)

Insurance: 2.0% (Continued)
	MetLife, Inc.
$2,425,000	3.825% (3 Month LIBOR USD + 3.575%), 12/31/20 (1)(3)	$2,420,453
	Protective Life Global Funding
463,000	3.397%, 6/28/21	469,504
		4,613,271
Internet: 0.3%
	Alibaba Group Holding Ltd.
570,000	3.125%, 11/28/21	582,661

Mining: 0.4%
	Glencore Finance Canada Ltd.
800,000	4.950%, 11/15/21	832,530

Miscellaneous Manufacturers: 2.4%
	Carlisle Cos, Inc.
1,000,000	3.750%, 11/15/22	1,053,318
	General Electric Co.
2,195,000	5.000% (3 Month LIBOR USD + 3.330%), 1/21/21 (1)(2)(3)	1,957,422
2,323,000	1.250% (3 Month LIBOR USD + 1.000%), 3/15/23 (1)	2,338,465
		5,349,205
Oil & Gas: 2.1%
	Occidental Petroleum Corp.
4,500,000	1.671% (3 Month LIBOR USD + 1.450%), 8/15/22 (1)	4,300,854
	Shell International Finance BV
500,000	1.875%, 5/10/21	503,556
		4,804,410
Pharmaceuticals: 5.4%
	AbbVie, Inc.
5,720,000	2.300%, 11/21/22	5,923,581
	Bayer US Finance II, LLC
1,000,000	3.500%, 6/25/21	1,014,849
2,029,000	2.750%, 7/15/21	2,059,057
950,000	2.200%, 7/15/22	968,867
	Cardinal Health, Inc.
2,000,000	3.200%, 6/15/22	2,080,254
	CVS Health Corp.
300,000	2.125%, 6/1/21	302,192
		12,348,800

Principal Amount		Value
Pipelines: 2.0%
	Sabine Pass Liquefaction, LLC
$3,150,000	6.250%, 3/15/22	$3,326,500
1,086,000	5.625%, 4/15/23 (4)	1,190,381
		4,516,881
Retail: 0.4%
	Lowe’s Companies, Inc.
925,000	3.750%, 4/15/21	928,554

Semiconductors: 0.1%
	Broadcom, Inc.
211,000	3.125%, 4/15/21	212,600

Software: 0.5%
	VMware, Inc.
1,000,000	2.950%, 8/21/22	1,041,492

Transportation: 0.4%
	United Parcel Service, Inc.
1,000,000	2.050%, 4/1/21	1,006,079
TOTAL CORPORATE BONDS
(Cost $129,270,465)		130,161,770

FEDERAL AGENCY OBLIGATIONS: 2.2%
	Federal Farm Credit Banks Funding Corp.
5,000,000	0.290% (FCPR DLY + -2.960%), 10/29/21 (1)	5,006,636
TOTAL FEDERAL AGENCY OBLIGATIONS
(Cost $5,000,000)		5,006,636

The accompanying notes are an integral part of these financial statements.

6

Aware Ultra-Short Duration Enhanced Income ETF

SCHEDULE OF INVESTMENTS at November 30, 2020 (Continued)

Shares		Value
SHORT-TERM INVESTMENTS: 12.8%

Money Market Funds: 12.8%
29,028,565	First American Treasury Obligations Fund, Class X, 0.046% (5)	$29,028,565
TOTAL SHORT-TERM INVESTMENTS
(Cost $29,028,565)		29,028,565

TOTAL INVESTMENTS IN SECURITIES: 99.7%
(Cost $224,297,933)		225,860,755

Other Assets in Excess of Liabilities: 0.3%		736,883
TOTAL NET ASSETS: 100.0%		$226,597,638

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

(1)	Variable rate security; rate shown is the rate in effect on November 30, 2020. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
(2)	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on November 30, 2020. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
(3)	Perpetual call date security. Date shown is next call date.
(4)	Step-up bond; the interest rate shown is the rate in effect as of November 30, 2020.
(5)	The rate quoted is the annualized seven-day effective yield as of November 30, 2020.

The accompanying notes are an integral part of these financial statements.

7

Aware Ultra-Short Duration Enhanced Income ETF

Statement of Assets and Liabilities November 30, 2020

ASSETS
Investments in securities, at value (Cost $224,297,933) (Note 2)	$225,860,755
Receivables:
Interest receivable	779,648
Total assets	226,640,403

LIABILITIES
Payables:
Management fees (Note 4)	42,765
Total liabilities	42,765
NET ASSETS	$226,597,638

COMPONENTS OF NET ASSETS
Paid-in capital	$234,696,703
Total distributable (accumulated) earnings (losses)	(8,099,065)
Net assets	$226,597,638

Net Asset Value (unlimited shares authorized):
Net assets	$226,597,638
Shares of beneficial interest issued and outstanding	4,550,000
Net asset value	$49.80

The accompanying notes are an integral part of these financial statements.

8

Aware Ultra-Short Duration Enhanced Income ETF

Statement of Operations For the Year Ended November 30, 2020

INVESTMENT INCOME
Interest	$7,146,295
Total investment income	7,146,295

EXPENSES
Management fees (Note 4)	776,233
Total expenses	776,233
Net investment income (loss)	6,370,062

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain (loss) on investments	(9,651,555)
Change in net unrealized appreciation/depreciation on investments	872,824
Net realized and unrealized gain (loss) on investments	(8,778,731)
Net increase (decrease) in net assets resulting from operations	$(2,408,669)

The accompanying notes are an integral part of these financial statements.

9

Aware Ultra-Short Duration Enhanced Income ETF

Statements of Changes in Net Assets

	Year Ended November 30, 2020	Period Ended November 30, 2019 (1)
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$6,370,062	$3,092,491
Net realized gain (loss) on investments	(9,651,555)	53,978
Change in net unrealized appreciation/depreciation on investments	872,824	689,998
Net increase (decrease) in net assets resulting from operations	(2,408,669)	3,836,467

DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions	(6,563,500)	(2,963,363)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares (2)	(64,851,466)	299,548,169
Total increase (decrease) in net assets	(73,823,635)	300,421,273

NET ASSETS
Beginning of period/year	300,421,273	—
End of period/year	$226,597,638	$300,421,273

(1)	The Fund commenced operations on January 28, 2019. The information presented is from January 28, 2019 to November 30, 2019.

(2)	Summary of share transactions is as follows:

	Year Ended November 30, 2020		Period Ended November 30, 2019
	Shares	Value	Shares	Value
Shares sold (3)	3,625,000	$182,694,745	6,475,000	$325,969,686
Shares redeemed (4)	(5,025,000)	(247,546,211)	(525,000)	(26,421,517)
Net increase (decrease)	(1,400,000)	$(64,851,466)	5,950,000	$299,548,169

(3)	Net variable fees of $25,582 and $130,336, respectively.

(4)	Net variable fees of $33,674 and $10,573, respectively.

The accompanying notes are an integral part of these financial statements.

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Aware Ultra-Short Duration Enhanced Income ETF

Financial Highlights For a capital share outstanding throughout the period/year

	Year Ended November 30, 2020	Period Ended November 30, 2019 (1)
Net asset value, beginning of period/year	$50.49	$50.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.93	1.16
Net realized and unrealized gain (loss) on investments	(0.70)	0.43
Total from investment operations	0.23	1.59

LESS DISTRIBUTIONS:
From net investment income	(0.92)	(1.10)
Total distributions	(0.92)	(1.10)

Net asset value, end of period/year	$49.80	$50.49
Total return (3)	0.49%	3.22%

RATIOS / SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$226.6	$300.4
Portfolio turnover rate	194%	49%
Ratio of expenses to average net assets	0.23%	0.23%
Ratio of net investment income (loss) to average net assets	1.89%	2.74%

(1)	The Fund commenced operations on January 28, 2019. The information presented is from January 28, 2019 to November 30, 2019.
(2)	Calculated using average shares outstanding method.
(3)	The total return is based on each Fund’s net asset value. Additional performance information is presented in the Performance Summary.

The accompanying notes are an integral part of these financial statements.

11

Aware Ultra-Short Duration Enhanced Income ETF

Notes to Financial Statements November 30, 2020

NOTE 1 – ORGANIZATION

The Fund is a diversified series of shares of beneficial interest of Tidal ETF Trust (the “Trust”), which was organized as a Delaware statutory trust on June 4, 2018 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Fund commenced operations on January 28, 2019.

The Fund’s investment objective is to seek to maximize current income targeting a yield of 0.75% to 1.00% over the yield of the most recently issued 3-month U.S. Treasury bill while maintaining a portfolio consistent with the preservation of capital and daily liquidity designed to meet the requirements of the relevant standard-setting and regulatory support organization applicable to U.S. insurance companies for treatment equivalent to that of investment grade securities held by a U.S. insurance company, while striving to achieve the status denoting the highest available credit quality category for such investments held by U.S. insurance companies.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Funds are open for business.

Debt securities are valued by using an evaluated mean of the bid and asked prices provided by Independent Pricing Agents. The Independent Pricing Agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

For securities for which quotations are not readily available, a fair value will be determined by the Valuation Committee using the Fair Value Procedures approved by the Trust’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the situation, including a review of various factors set forth in the pricing procedures adopted by the Board. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

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NOTES TO FINANCIAL STATEMENTS November 30, 2020 (Continued)

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2020:

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$42,511,520	$—	$42,511,520
Collateralized Loan Obligations	—	17,381,946	—	17,381,946
Collateralized Mortgage Obligations	—	1,770,318	—	1,770,318
Corporate Bonds (1)	—	130,161,770	—	130,161,770
Federal Agency Obligations	—	5,006,636	—	5,006,636
Short-Term Investments	29,028,565	—	—	29,028,565
Total Investments in Securities	$29,028,565	$196,832,190	$—	$225,860,755

(1)	See Schedule of Investments for the industry breakout.

B.

Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended November 30) plus undistributed amounts, if any, from prior years.

As of November 30, 2020, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.

Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

D.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

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NOTES TO FINANCIAL STATEMENTS November 30, 2020 (Continued)

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid on a monthly basis. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

H.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended November 30, 2020, no reclassifications were made to the Fund.

J.

Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the LRMP.

K.

Recently Issued Accounting Pronouncements. In August 2018, the FASB issued ASU No. 2018-13 Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, which changes the fair value measurement disclosure requirements of Topic 820. The amendments in ASU No. 2018-13 are the result of a broader disclosure project called FASB Concept Statement, Conceptual Framework for Financial Reporting—Chapter 8: Notes to Financial Statements. The objective and primary focus of the project are to improve the effectiveness of disclosures in the notes to financial statements by facilitating clear communication of the information required by GAAP that is most important to users of the financial statements. ASU No. 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of ASU No. 2018-13. The Fund has chosen to early adopt the eliminated or modified disclosures.

L.

LIBOR Transition. In July 2017, the United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that banks were no longer required to provide rate information used to calculate LIBOR after December 31, 2021. This has created uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. The potential effect of a transition away from LIBOR on a Fund or the financial instruments in which a Fund invests cannot yet be determined. LIBOR likely will be phased out for all short-term lending arrangements by June 2023. Industry initiatives are underway to identify alternative reference rates such as the Secured Overnight Funding Rate (SOFR), which the Federal Reserve Bank of New York began publishing in April 2018; however, there is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The transition process to an alternative reference rate might lead to increased volatility and reduced liquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s

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Aware Ultra-Short Duration Enhanced Income ETF

NOTES TO FINANCIAL STATEMENTS November 30, 2020 (Continued)

deterioration may adversely affect the value of some LIBOR-based investments and result in additional costs incurred in connection with closing out positions and entering into new trades. Because the usefulness of LIBOR as a reference rate could deteriorate during the transition period, these effects could occur prior to the end of 2021.

NOTE 3 – PRINCIPAL RISKS

A.	Debt Securities Risk. The Fund invests in debt securities, such as bonds and certain asset-backed securities, that involve certain risks, including:

●

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security prior to its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.

●

Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.

●	Extension Risk. When interest rates rise, certain obligations will be repaid by the obligor more slowly than anticipated, causing the value of these securities to fall.

B.

Asset-Backed Securities. The price paid by the Fund for asset-backed securities, the yield the Fund expects to receive from such securities, and the average life of such securities are based on a number of factors, including the anticipated rate of prepayment of the underlying assets. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

C.

Commercial Paper. The value of the Fund’s investments in commercial paper, which is an unsecured promissory note that generally has a maturity date between one and 270 days and is issued by a U.S. or foreign entity, is susceptible to changes in the issuer’s financial condition or credit quality. Investments in commercial paper are usually discounted from their value at maturity. Commercial paper can be fixed-rate or variable rate and can be adversely affected by changes in interest rates.

D.

Floating or Variable Rate Securities. Floating or variable rate securities pay interest at rates that adjust in response to changes in a specified interest rate or reset at predetermined dates (such as the end of a calendar quarter). Securities with floating or variable interest rates are generally less sensitive to interest rate changes than securities with fixed interest rates but may decline in value if their interest rates do not rise as much, or as quickly, as comparable market interest rates. Although floating or variable rate securities are generally less sensitive to interest rate risk than fixed rate securities, they are subject to credit, liquidity and default risk and may be subject to legal or contractual restrictions on resale, which could impair their value.

E.

Foreign Securities Risks. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

F.

Mortgage Backed Securities (“MBS”). The Fund invests in MBS issued or guaranteed by the U.S. government. Such securities are subject to credit, interest rate, prepayment, and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates may quickly and significantly reduce the value of certain MBS.

G.

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

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Aware Ultra-Short Duration Enhanced Income ETF

NOTES TO FINANCIAL STATEMENTS November 30, 2020 (Continued)

H.

U.S. Government Obligations Risk. Obligations of U.S. government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government or other countries may decline or be negative for short or long periods of time.

I.	Exchange Traded Fund (“ETF”) Risks.

●

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●

Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

●

Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

●

Trading. Although shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Toroso Investments, LLC (the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Fund (“Advisory Agreement”) and, pursuant to the Advisory Agreement, has overall responsibility for the general management and administration the Fund.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.23%. Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the Management Fee payable to the Adviser (collectively, “Excluded Expenses”). The Management Fees incurred are paid monthly to the Adviser.

Aware Asset Management, Inc. (the “Sub-Adviser”) serves as sub-adviser to the Fund pursuant to the sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (“Sub-Advisory Agreement”) and, pursuant to the Sub-Advisory Agreement, is responsible for execution of the Sub-Adviser’s strategy of the Fund. The Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio. Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee for the services and facilities the Sub-Adviser provides (the “Sub-Advisory Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.21%. The Sub-Advisory Fees incurred are paid monthly to the Sub-Adviser. The Sub-Adviser is a wholly-owned subsidiary of Aware Integrated, Inc., a nonprofit corporation.

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Aware Ultra-Short Duration Enhanced Income ETF

NOTES TO FINANCIAL STATEMENTS November 30, 2020 (Continued)

Under the Sub-Advisory Agreement, the Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Fund except for the Sub-Advisory Fee payable to the Sub-Adviser and Excluded Expenses. Such expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub- administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian, U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and trustees of the Trust are affiliated with the Adviser, Sub-Adviser and Fund Services. None of the affiliated trustees or the Trust’s officers receive compensation from the Fund.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the year ended November 30, 2020, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments and U.S. government securities were $491,910,897 and $524,214,579, respectively.

For the year ended November 30, 2020, the cost of purchases and proceeds from the sales or maturities of long-term U.S. Government securities were $10,000,000 and $24,400,000, respectively.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended November 30, 2020 and November 30, 2019, are as follows:

Distributions paid from:	November 30, 2020	November 30, 2019
Ordinary income	$6,563,500	$2,963,363

As of the years ended November 30, 2020 and November 30, 2019, the components of accumulated earnings/(losses) on a tax basis were as follows:

	November 30, 2020	November 30, 2019
Cost of investments (2)	$224,510,081	$293,480,759
Gross tax unrealized appreciation	1,987,948	792,174
Gross tax unrealized depreciation	(637,274)	(107,281)
Net tax unrealized appreciation (depreciation)	1,350,674	684,893
Undistributed ordinary income (loss)	127,537	194,875
Undistributed long-term capital gain (loss)	—	—
Total distributable earnings	127,537	194,875
Other accumulated gain (loss)	(9,577,276)	(6,664)
Total accumulated gain (loss)	$(8,099,065)	$873,104

(2)	The difference between book and tax-basis cost of investments was attributable primarily to the treatment of wash sales.

Net capital losses incurred after November 30 and net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. As of November 30, 2020, the Fund had no later year losses. As of November 30, 2020, the Fund had short-term and long-term capital loss carryovers of $9,487,697 and $89,579, respectively, which do not expire.

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Aware Ultra-Short Duration Enhanced Income ETF

NOTES TO FINANCIAL STATEMENTS November 30, 2020 (Continued)

NOTE 7 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a Loan and Security Agreement for temporary or extraordinary purposes. Credit facility details for the year ended November 30, 2020, are as follows:

Maximum available credit	$10,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding	—
Credit facility outstanding as of November 30, 2020	—
Average interest rate	—

Interest expense incurred for the year ended November 30, 2020 was $0. As applicable, the Sub-Adviser is responsible for payment of the interest expense pursuant to the Sub-Advisory Agreement.

NOTE 8 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 9 – COVID-19 PANDEMIC

U.S. and international markets have experienced significant periods of volatility in recent years due to a number of economic, political and global macro factors including the impact of the novel coronavirus (COVID-19) as a global pandemic, which has resulted in public health issues, growth concerns in the U.S. and overseas, temporary and permanent layoffs in the private sector, rising unemployment claims and reduced consumer spending, all of which may lead to a substantial economic downturn or recession in the U.S. and global economies. The recovery from the effects of COVID-19 is uncertain and may last for an extended period of time. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with its investment objective, but there can be no assurance that it will be successful in doing so.

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Aware Ultra-Short Duration Enhanced Income ETF

NOTES TO FINANCIAL STATEMENTS November 30, 2020 (Continued)

NOTE 10 - SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Effective December 31, 2020, the Sub-Adviser no longer serves as a sub-adviser to the Fund. The Adviser will continue to serve as the Fund’s investment adviser. Additionally, effective December 31, 2020, Ian Carroll has resigned as a Trustee from the Board of the Trust. On January 21, 2021, the Board approved National Investment Services of America, LLC, doing business as National Investment Services (“NIS”), as a new sub-adviser to the Fund pursuant to a sub-advisory agreement between the Adviser and NIS. NIS began serving as a sub-adviser to the Fund effective as of January 28, 2021.

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Aware Ultra-Short Duration Enhanced Income ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of
Aware Ultra-Short Duration Enhanced Income ETF and
The Board of Trustees of
Tidal ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Aware Ultra-Short Duration Enhanced Income ETF (the “Fund”), a series of Tidal ETF Trust (the “Trust”), including the schedule of investments, as of November 30, 2020, the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year then ended and for the period January 28, 2019 (commencement of operations) to November 30, 2019, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2020, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period January 28, 2019 to November 30, 2019, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2018.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2020 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 29, 2021

20

Aware Ultra-Short Duration Enhanced Income ETF

Expense Example For the Six-Months Ended November 30, 2020 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares, and (2) ongoing costs, including management fees of the Fund. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from June 1, 2020 to November 30, 2020.

Actual Expenses

The first line of the following table provides information about actual account values based on actual returns and actual expenses. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, unitary fees. However, the example does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Expenses Paid During the Period (1)
Actual	$1,000.00	$1,025.80	$1.16
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.85	$1.16

(1)

Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.23% multiplied by the average account value over the period multiplied by 182/366 to reflect the most recent six-month period.

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Aware Ultra-Short Duration Enhanced Income ETF

Statement Regarding Liquidity Risk Management Program

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), Tidal ETF Trust (the “Trust”), on behalf of its series, the Aware Ultra-Short Duration Enhanced Income ETF, has adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for the Fund and to protect Fund shareholders from dilution of their interests. The Trust’s Board of Trustees (the “Board”) has approved the designation of Toroso Investments, LLC, the Fund’s investment adviser, as the program administrator (the “Program Administrator”). The Program Administrator has further delegated administration of the Program to a Program Administrator Committee composed of certain Trust officers. The Program Administrator has also delegated certain responsibilities under the Program to a sub-adviser of the Fund; however, the Program Administrator remains responsible for the overall administration and operation of the Program. The Program Administrator is required to provide a written annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of the highly liquid investment minimum, if applicable, and any material changes to the Program.

On November 19, 2020, the Board reviewed the Program Administrator’s written annual report for the period December 1, 2019 through September 30, 2020 (the “Report”). The Report provided the Program Administrator’s assessment of the Fund’s liquidity risk: the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of illiquid investments and utilizing various risk management tools and facilities available to the Fund, among other means. The Trust has engaged the services of ICE Data Services, a third-party vendor, to provide daily portfolio investment classification services to assist in the Program Administrator’s assessment. The Report noted that the Fund’s portfolio primarily holds highly liquid investments and the Fund will be considered a “primarily highly liquid fund” (as defined in the Program) and can therefore continue to rely on the exclusion in Rule 22e-4 from the requirements to determine and review a highly liquid investment minimum for the Fund and to adopt policies and procedures for responding to a highly liquid investment minimum shortfall. The Report also noted that the Fund had efficient arbitrage and traded on the secondary markets as reasonably expected. The Program Administrator also considered that there were no significant changes in the liquidity profile of the Fund due to the composition of baskets accepted by the Fund. The Fund did not hold a significant portion of illiquid investments during the review period and the Trust was not required to file Form N-LIQUID during the review period. The Report confirmed that the Fund’s investment strategy was appropriate for an open-end management investment company. The Report also noted that no material changes had been made to the Program during the review period.

The Program Administrator determined that the Program is adequately designed and operating effectively.

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Aware Ultra-Short Duration Enhanced Income ETF

Trustees and Executive Officers (Unaudited)

Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees (1)
Mark H.W. Baltimore c/o Tidal ETF Services, LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758 Born: 1967	Trustee	Indefinite term; since 2018

Co-Chief Executive Officer, Global Rhino, LLC (asset management consulting firm) (since 2018); Chief Business Development Officer, Joot (asset management compliance services firm) (since 2019); Chief Executive Officer, Global Sight, LLC (asset management distribution consulting firm) (2016-2018); Head of Global Distribution Services, Foreside Financial Group, LLC (broker-dealer) (2016); Managing Director, Head of Global Distribution Services, Beacon Hill Fund Services (broker-dealer) (2015–2016); Vice President, Head of International Sales & Business Development, Charles Schwab & Company (asset management firm) (2014–2015).

				11	None
Dusko Culafic c/o Tidal ETF Services, LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758 Born: 1958	Trustee	Indefinite term; since 2018	Retired (since 2018); Senior Operational Due Diligence Analyst, Aurora Investment Management, LLC (2012–2018).	11	None
Eduardo Mendoza c/o Tidal ETF Services, LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758 Born: 1966	Trustee	Indefinite term; since 2018	Executive Vice President – Head of Capital Markets & Corporate Development, Credijusto (financial technology company) (since 2017); Founding Partner / Capital Markets & Head of Corporate Development, SQN Latina (specialty finance company) (2016–2017); Managing Director: Origination & Structuring, Securitization Group, BMO Capital Markets (2006–2015).	11	None

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Aware Ultra-Short Duration Enhanced Income ETF

Trustees and Executive Officers (Unaudited) (Continued)

Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustees
Eric W. Falkeis (2) c/o Tidal ETF Services, LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758 Born: 1973	President, Principal Executive Officer, Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013-2018) and Direxion Advisors, LLC (2017-2018).	11

Independent Director, Muzinich BDC, Inc. (since 2019); Trustee, Professionally Managed Portfolios (27 series) (since 2011); Interested Trustee, Direxion Funds, Direxion Shares ETF Trust, and Direxion Insurance Trust (2014-2018).

Ian C. Carroll, CFA (3)(4) c/o Tidal ETF Services, LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758 Born: 1970	Trustee	Indefinite term; since 2018	Head of Corporate Research, Aware Asset Management, Inc. (since 2018); Principal Corporate Credit Research Analyst, Blue Cross and Blue Shield of Minnesota (insurance company) (since 2017); Credit Research Analyst, California Public Employees’ Retirement system (2013-2017).	11	None
Executive Officers
Daniel H. Carlson c/o Tidal ETF Services, LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758 Born: 1955	Treasurer, Principal Financial Officer, Principal Accounting Officer and AML Compliance Officer	Indefinite term; since 2018	Chief Financial Officer, Chief Compliance Officer, and Managing Member, Toroso Investments, LLC (since 2012).	Not Applicable	Not Applicable

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Aware Ultra-Short Duration Enhanced Income ETF

Trustees and Executive Officers (Unaudited) (Continued)

Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Bridget P. Garcia, Esq. c/o Cipperman Compliance Services, LLC 480 E. Swedesford Road, Suite 220 Wayne, Pennsylvania 19087 Born: 1985	Chief Compliance Officer	Indefinite term; since 2018

Compliance Manager, Cipperman Compliance Services, LLC (since 2017); Senior Associate, Central Compliance - Risk Management Group (2016-2017), Client Services Associate (2014-2016), Macquarie Group (global financial services firm).

				Not Applicable	Not Applicable
Aaron J. Perkovich c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 Born: 1973	Assistant Treasurer	Indefinite term; since 2018	Vice President, U.S. Bancorp Fund Services, LLC (since 2006).	Not Applicable	Not Applicable
Cory R. Akers c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 Born: 1978	Assistant Secretary	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2006).	Not Applicable	Not Applicable

(1)	All Independent Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(2)

Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust, and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.

(3)	Mr. Carroll is considered an “interested person” of the Trust due to his position as Head of Corporate Research of Aware Asset Management, Inc., a sub-adviser to the Fund.

(4)	Effective December 31, 2020, Mr. Carroll resigned as a Trustee from the Board of the Trust.

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Aware Ultra-Short Duration Enhanced Income ETF

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION (Unaudited)

For the year ended November 30, 2020, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017.

The percentage of dividends declared from ordinary income designated as qualified dividend income for the year ended November 30, 2020 was 0.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended November 30, 2020 was 0.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the year ended November 30, 2020 was 0.00%.

Information about Proxy Voting (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (866) 539-9530 or by accessing the Fund’s website at www.awareetf.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 months ending June 30 is available upon request without charge by calling (866) 539-9530 or by accessing the SEC’s website at www.sec.gov.

Information about the Portfolio Holdings (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling (866) 539-9530. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on the Fund’s website daily at www.awareetf.com.

Frequency Distribution of Premiums and Discounts (Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily net asset value (“NAV”) is available, without charge, on the Fund’s website at www.awareetf.com.

Information about the Fund’s Trustees (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (866) 539-9530. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.awareetf.com.

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Investment Adviser
Toroso Investments, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Investment Sub-Adviser
Aware Asset Management, Inc.
3000 Ames Crossing Road,
Suite 100
Eagan, Minnesota 55122

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street
Philadelphia, Pennsylvania 19102

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Aware Ultra-Short Duration Enhanced Income ETF
Ticker – AWTM
CUSIP – 886364108

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Dusko Culafic is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Aware Ultra-Short Duration Enhanced Income ETF

	FYE 11/30/2020	FYE 11/30/2019
Audit Fees	$12,500	$12,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	$2,500
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Non-Audit Related Fees	FYE 11/30/2020	FYE 11/30/2019
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 11/30/2020	FYE 11/30/2019
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Dusko Culafic, Eduardo Mendoza, and Mark H.W. Baltimore.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each President/Principal Executive Officer and Treasurer/Principal Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	February 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	February 8, 2021

By (Signature and Title)*	/s/ Daniel Carlson
Daniel Carlson, Treasurer/Principal Financial Officer

Date	February 8, 2021

*	Print the name and title of each signing officer under his or her signature.